FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) - Currency risk $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	$ 1,530
10% increase, Trade payables	5,391
10% decrease, Trade receivables	1,252
10% decrease, Trade payables	4,411
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	540
10% increase, Trade payables	623
10% decrease, Trade receivables	442
10% decrease, Trade payables	509
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	37
10% increase, Trade payables	393
10% decrease, Trade receivables	31
10% decrease, Trade payables	321
KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	66
10% increase, Trade payables	205
10% decrease, Trade receivables	54
10% decrease, Trade payables	167
ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	190
10% increase, Trade payables	400
10% decrease, Trade receivables	156
10% decrease, Trade payables	328
MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	77
10% increase, Trade payables	55
10% decrease, Trade receivables	63
10% decrease, Trade payables	45
UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	79
10% increase, Trade payables	173
10% decrease, Trade receivables	65
10% decrease, Trade payables	141
PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	128
10% increase, Trade payables	548
10% decrease, Trade receivables	104
10% decrease, Trade payables	448
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	52
10% increase, Trade payables	78
10% decrease, Trade receivables	42
10% decrease, Trade payables	64
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12,614
Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,179
Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,901
Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	566
Trade payables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	357
Trade payables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	186
Trade payables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	364
Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	50
Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	157
Trade payables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	498
Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	71
Trade payables | Other (non-USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	285
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,569
Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	810
Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,391
Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	491
Trade receivables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	34
Trade receivables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	60
Trade receivables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	173
Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	70
Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	72
Trade receivables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	116
Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	47
Trade receivables | Other (non-USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 305